Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Series A-1 Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Series E Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2018	$ (15,860,350)	$ 2,967,752	$ 9,685,862	$ 1,728,596			$ 27	$ 2,478,620	$ (18,338,997)
Beginning Balance, shares at Dec. 31, 2018		34,361,663	15,427,147	2,387,204			269,657
Exercise of warrants and stock options to purchase common stock	$ 3,407						$ 34	3,373
Exercise of warrants and stock options to purchase common stock, shares	100,000						348,541
Vesting of early exercise of employee stock options	$ 2,500						$ 3	2,497
Vesting of early exercise of employee stock options. shares							25,000
Issuance of convertible preferred stock, net of issuance costs				$ 7,049,236	$ 16,588,436
Issuance of convertible preferred stock, net of issuance costs, shares				9,548,819	17,138,320
Reclassification of common stock warrant to equity in conjunction with issuance of preferred stock	402,690							402,690
Conversion of convertible promissory notes into convertible preferred stock			$ 5,798,342	$ 614,293
Conversion of convertible promissory notes into convertible preferred stock, shares			8,122,065	830,143
Share-based compensation	627,611							627,611
Net loss	(13,558,877)								(13,558,877)
Ending Balance at Dec. 31, 2019	(28,383,019)	$ 2,967,752	$ 15,484,204	$ 9,392,125	$ 16,588,436		$ 64	3,514,791	(31,897,874)
Ending Balance, shares at Dec. 31, 2019		34,361,663	23,549,212	12,766,166	17,138,320		643,198
Exercise of warrants and stock options to purchase common stock	$ 848,817						$ 743	848,074
Exercise of warrants and stock options to purchase common stock, shares	7,259,185						7,428,199
Vesting of early exercise of employee stock options	$ 2,501						$ 3	2,498
Vesting of early exercise of employee stock options. shares							25,000
Issuance of convertible preferred stock, net of issuance costs						$ 38,868,955
Issuance of convertible preferred stock, net of issuance costs, shares						66,061,102
Share-based compensation	348,635							348,635
Net loss	(19,017,267)								(19,017,267)
Ending Balance at Dec. 31, 2020	$ (46,200,333)	$ 2,967,752	$ 15,484,204	$ 9,392,125	$ 16,588,436	$ 38,868,955	$ 810	$ 4,713,998	$ (50,915,141)
Ending Balance, shares at Dec. 31, 2020		34,361,663	23,549,212	12,766,166	17,138,320	66,061,102	8,096,397